CAPITAL STOCK - Narratives (Details)	3 Months Ended
Dec. 31, 2025 CAD ($) $ / shares shares
CAPITAL STOCK
Number Of Units Issued	4,380,000
Unit price | $ / shares	$ 6.85
Proceeds from private placement | $	$ 30,003,000
Number Of Shares Per Unit	1
Number Of Warrants Per Unit	1
Exercise price of warrants | $ / shares	$ 8.9
Term of warrants	36 months
Percentage of cash commission	6.00%
Percentage of broker warrants	6.00%